Form N-1A Cover	Aug. 01, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	American Century Capital Portfolios, Inc.
Entity Central Index Key	0000908186
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 29, 2025
Prospectus Date	Aug. 01, 2025